Debt Debt table phantom (Details)	12 Months Ended
	Jun. 30, 2015	Jun. 30, 2014
Ten-Year Medium Term Notes [Member]
Debt Instrument [Line Items]
Interest rate	3.30%
Debt Instrument Maturity Period	2024-11
Twenty-Year Medium Term Notes [Member]
Debt Instrument [Line Items]
Interest rate	4.20%
Debt Instrument Maturity Period	2034-11
Thirty-Year Medium Term Notes [Member]
Debt Instrument [Line Items]
Interest rate	4.45%
Debt Instrument Maturity Period	2044-11
Domestic | Fixed rate medium-term notes 3.30% to 6.55%, due 2018-2044
Debt Instrument [Line Items]
Interest rate, minimum	3.30%	3.50%
Interest rate, maximum	6.55%	6.55%
Foreign | Bank loans, including revolving credit 1% to 11.75%, due 2016
Debt Instrument [Line Items]
Interest rate, minimum	1.00%	1.00%
Interest rate, maximum	11.75%	11.75%
Foreign | Euro Bonds 4.125%, due 2016
Debt Instrument [Line Items]
Interest rate	4.125%	4.125%
Foreign | Japanese Yen credit facility Libor plus 55 bps, due 2017
Debt Instrument [Line Items]
Basis spread on variable rate	0.55%	0.55%